Advances Payable	6 Months Ended
Jun. 30, 2025
Advances Payable [Abstract]
ADVANCES PAYABLE

9. ADVANCES PAYABLE

On November 7, 2024, BGL received a $345,000 advance from Attachy. The advance is interest free and without security. The advance is due on demand. At June 30, 2025, Attachy has not demanded repayment of the advance.

On each of October 2, 2024, October 28, 2024, and November 31, 2024, BGHL’s subsidiary, BGBPL, received an aggregate amount of $303,000 in advances from Attachy. The advances are interest free and without security.  The advances are due on demand. At June 30, 2025, Attachy has not demanded repayment of the advances.